SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS (Details) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Cash paid during the period for:
Interest	$ 782,691	$ 891,467	$ 1,155,460	$ 1,713,780	$ 1,677,388
Income taxes	24,200	56,700	75,840	36,591	209,727
Non cash operating activities:
Reclassification of assets from land improvements, buildings and equipment, net to long-lived assets held for sale	220,887	11,741	262,389	0	0
Reclassification of assets from land held for investment to long-lived assets held for sale	248,922	0
Reclassification of assets from long-lived assets held for sale to land improvements, buildings and equipment	0	388,526
Reclassification of assets from land and land development costs to land improvements, buildings and equipment, net			0	0	460,966
Reclassification of assets from land and land development costs to long-lived assets held for sale	957,625	0	263,718	675,490	1,475,283
Reclassification to land improvements, buildings and equipment due to abandonment of sewer line	(515,631)	0
Reclassification of assets from land held for investment to land and land development costs			0	0	127,808
Reclassification to deferred income due to abandonment of sewer line	$ 515,631	$ 0